Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated useful lives
Building	30 years
Office Equipment	5 years
Electronic equipment	3 to 5 years
Vehicles	4 years
Machinery Equipment	10 years
Building Improvement	10 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the six months ended June 30, 2026 and 2025 are as follows:

	For the six months ended June 30
	2026	2025
Revenue from sales of injection molding machine-dedicated manipulator arms and installation and warranty services	$4,974,047	$4,373,031
Revenue from sales of accessories of manipulator arms	398,360	386,603
Revenue from sales of raw materials and scraps	4,203,078	5,469,831
Revenue from installation services	6,528	41,523
Revenue from new energy sector-focused products	3,360,644	—
Total revenue	$12,942,657	$10,270,988